RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

16. RELATED PARTY BALANCES AND TRANSACTIONS

Nature of relationships with related parties:

Related Party Name	Relationship to the Company

Ms. Hong Bee Yin	Controlling shareholder

		For the six-month period ended June 30,
Transaction nature	Name	2025	2026	2026
		SGD’000	SGD’000	US$’000
Purchase of motor vehicle	Ms. Hong Bee Yin	-	285	220
Dividend paid to controlling shareholder	Ms. Hong Bee Yin	-	1,979	1,540

Other than as disclosed above, there were no related party transactions  conducted during the periods ended June 30, 2025 and 2026.

As of December 31, 2025 and June 30, 2026, there were no outstanding related party balances.